Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The changes in the components of redeemable NCI during the years ended December 31, were:

(millions)	2021	2020	2019
Balance, beginning of year	$0	$225.6	$214.5
Net income attributable to NCI	0	0	9.7
Other comprehensive income (loss) attributable to NCI[1]	0	0	4.6
Exercise of stock options	0	16.0	7.7
Purchase/change of ARX minority shares	0	(241.6)	(11.2)
Change in redemption value	0	0	0.3
Balance, end of year	$0	$0	$225.6
[1] Amount represents the other comprehensive income (loss) attributable to NCI, as reflected on the consolidated statements of comprehensive income; changes in accumulated other comprehensive income (loss) attributable to NCI due to a change in the minority ownership percentage does not impact the amount of redeemable NCI.